As filed with the Securities and Exchange Commission on February 13, 1998
                                                       Registration Nos. 33-6931

                                                                        811-4727
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                 -------------
                                   FORM N-1A
                            REGISTRATION STATEMENT
                                   Under the
                             SECURITIES ACT OF 1933                          [X]


                         Pre-Effective Amendment No.

                        Post-Effective Amendment No. 28                      [X]

                                     and/or

                            REGISTRATION STATEMENT
                                   Under the
                         INVESTMENT COMPANY ACT OF 1940                      [X]


                                Amendment No. 29                             [X]

                        (Check appropriate box or boxes)


                                 -------------
                     Phoenix Strategic Equity Series Fund
               (Exact Name of Registrant as Specified in Charter)

                                 -------------
       101 Munson Street, Greenfield, Massachusetts                01301
     (Address of Principal Executive Offices)                   (Zip Code)

         c/o Phoenix Equity Planning Corporation--Shareholder Services
                                 (800) 243-1574
              (Registrant's Telephone Number, including Area Code)


                                 -------------
                              Thomas N. Steenburg
                     Vice President, Counsel and Secretary
                       Phoenix Duff & Phelps Corporation
                              56 Prospect Street
                       Hartford, Connecticut 06115-0479
                    (name and address of Agent for Service)


                                 -------------
                 Approximate Date of Proposed Public Offering:


             It is proposed that this filing will become effective (check appropriate box)


             [X] immediately upon filing pursuant to paragraph (b)

             [ ] on           ,      pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(i)
             [ ] on      pursuant to paragraph (a)(i)
             [ ] 75 days after filing pursuant to paragraph (a)(ii)
             [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

             If appropriate, check the following box:

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

The following pages from Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 27, 1997 are incorporated herein by reference thereto:

Part A
Version A Cross Reference Sheet to items required by Rule 495(a)

Version A Prospectus pages 1 through 25

Part B
Version A Statement of Additional Information pages 1 through 24


The following pages from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 21, 1997 are incorporated herein by reference thereto:



Part A
Version B Cross Reference Sheet to items required by Rule 495(a)
Version B Prospectus pages 1 through 24

Part B
Version B Statement of Additional Information pages 1 through 23

                      PHOENIX STRATEGIC EQUITY SERIES FUND


                           PART C--OTHER INFORMATION


Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

     Included in Part A: Financial Highlights

      Included in Part B: Financial Statements and Notes thereto, and Report of Independent Accountants are included in the Annual Report to Shareholders for the year ended April 30, 1997, incorporated by reference.


 (b) Exhibits:




  1.1      Declaration of Trust of the Registrant, previously filed, and filed via Edgar with Post-Effective Amendment
           No. 26 on August 29, 1997, herein incorporated by reference.
  1.2      Amendment to Declaration of Trust of the Registrant creating additional classes and dual distribution system, filed with Post-Effective Amendment No. 9 on July 19, 1994 and filed via Edgar with
           Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.
  1.3      Amendment to Declaration of Trust of the Registrant, changing name of the Trust and establishing additional Series of the Trust, filed via Edgar with Post-Effective Amendment No. 13 on October 16, 1995, incorporated herein by reference.
  1.4      Amendment to Declaration of Trust of the Registrant, changing the name of the Series of the Trust filed via
           Edgar with Post-Effective Amendment No. 14 on April 15, 1996, incorporated herein by reference.
  1.5      Amendment to Declaration of Trust establishing an additional Series of the Trust filed via Edgar with
           Post-Effective Amendment No. 15 on May 24, 1996, incorporated herein by reference.
  1.6      Amendment to Declaration of Trust creating additional classes and multi-class distribution system filed via
           Edgar with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.
  2.1      By-laws of the Registrant, previously filed, and herein incorporated by reference.
    3.     Not Applicable.
  4.1      Reference is hereby made to Article VI of Registrant's Declaration of Trust referenced in Exhibit 1 above.
  5.1      Management Agreement between Registrant and National Securities & Research Corporation dated January
           1, 1994, previously filed, filed via Edgar with Post-Effective Amendment No. 25 on August 20, 1997 and herein incorporated by reference.
  5.2      Investment Advisory between Registrant and Phoenix Investment Counsel, Inc. dated October 16, 1995 filed via Edgar with Post-Effective Amendment No. 13 on October 16, 1995, incorporated herein by reference.
  5.3      First Amendment to Phoenix Strategic Equity Series Fund Management Agreement between Registrant and
           National Securities Research Corporation dated January 1, 1994 filed via Edgar with Post-Effective
           Amendment No. 25 on August 20, 1997, incorporated herein by reference.
  5.4      Second Amendment to Phoenix Strategic Equity Series Fund Management Agreement between Registrant and National Securities and Research Corporation dated October 16, 1995 filed via Edgar with Post-
           Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.
  6.1*     Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("Equity Planning")
           dated November 19, 1997, filed via Edgar with Post-Effective Amendment No. 28 on February 13, 1998.
    7.     None.
    8.     Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997, filed via Edgar with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.
  9.1      Transfer Agency and Service Agreement between Registrant and Equity Planning dated June 1, 1994, filed with Post-Effective Amendment No. 9 on July 19, 1994, filed via Edgar with Post-Effective Amendment
           No. 25 on August 20, 1997, incorporated herein by reference.
  9.2      Form of Sales Agreement, filed with Post-Effective Amendment No. 9 on July 19, 1994 and filed via Edgar with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

   9.3*     Amended and Restated Financial Agent Agreement between Registrant and Equity Planning dated
            November 19, 1997 filed via Edgar with Post-Effective Amendment No. 28 on February 13, 1998.
    10.     Opinion as to legality of the shares filed via Edgar with Post-Effective Amendment No. 13 on October 16, 1995 and incorporated herein by reference.
    11.     Consent of Independent Accountant filed via Edgar with Post-Effective Amendment No. 27 on October 27,
            1997, incorporated herein by reference.
    12.     Not applicable.
    13.     None.
    14.     None.
  15.1      Amended and Restated Distribution Plan for Class A Shares filed via Edgar with Post-Effective
            Amendment No. 27 on October 27, 1997, incorporated herein by reference.
  15.2      Amended and Restated Distribution Plan for Class B Shares filed via Edgar with Post-Effective
            Amendment No. 27 on October 27, 1997, incorporated herein by reference.
  15.3      Amended and Restated Distribution Plan for Class C Shares filed via Edgar with Post-Effective
            Amendment No. 27 on October 27, 1997, incorporated herein by reference.
  15.4      Amended and Restated Distribution Plan for Class M Shares filed via Edgar with Post-Effective
            Amendment No. 27 on October 27, 1997, incorporated herein by reference.
    16.     Schedule for computation of yield and effective yield quotations filed previously.
    17.     Financial Data Schedule filed with Post-Effective Amendment No. 27 on October 27, 1997 and reflected on Edgar as Exhibit 27, incorporated herein by reference.
  18.1*     Amended and Restated Rule 18f-3 Multi-Class Distribution Plan Effective May 1, 1997 filed via Edgar with
            Post-Effective Amendment No. 28 on February 13, 1998.
    19.     Powers of Attorney filed via Edgar with Post-Effective Amendment No. 14 on April 16, 1996 and incorporated herein by reference.


-----------
*Filed herewith.

Item 25. Persons Controlled by or Under Common Control With Registrant

     No person is controlled by, or under common control, with the Registrant.


Item 26. Number of Holders of Securities


     As of December 31, 1997, the number of record holders of each class of securities of the Registrant was as follows:



                                                                       Number of
Title of Class                                                       Record-holders
-----------------------------------------------------------------   ---------------
  Shares of Beneficial Interest--Class A (Equity Opportunities)          10,427
  Shares of Beneficial Interest--Class B (Equity Opportunities)             270
  Shares of Beneficial Interest--Class A (Theme)                          6,037
  Shares of Beneficial Interest--Class B (Theme)                          4,702
  Shares of Beneficial Interest--Class C (Theme)                             10
  Shares of Beneficial Interest--Class M (Theme)                              7
  Shares of Beneficial Interest--Class A (Small Cap)                     19,853
  Shares of Beneficial Interest--Class B (Small Cap)                     12,120
  Shares of Beneficial Interest--Class A (MicroCap)                           0
  Shares of Beneficial Interest--Class B (MicroCap)                           0


Item 27. Indemnification

     Registrant's indemnification provision is set forth in Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on June 30, 1993, and is incorporated herein by reference.

Item 28. Business and Other Connections of Investment Adviser

     See "Management of the Fund" in the Prospectus and "Services of the Advisers" and "Trustees and Officers" in the Statement of Additional Information, each of which is included in this Post-Effective Amendment to the Registration Statement.

     For information as to the business, profession, vocation or employment of a substantial nature of director and officers of the Advisers reference is made to the Advisers' current Form ADV (SEC File Nos. 801-8177 (NSR) and 801-5995
(PIC)) filed under the Investment Advisers Act of 1940 and incorporated herein by reference.


Item 29. Principal Underwriter

 (a) Equity Planning also serves as the principal underwriter for the following other investment companies:


    Phoenix Series Fund, Phoenix Strategic Allocation Fund, Inc., Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix Multi-Sector Fixed Income Fund, Inc., Phoenix Multi-Sector Short Term Bond Fund, Phoenix Multi-Portfolio Fund, Phoenix California Tax Exempt Bonds, Inc., Phoenix Income and Growth Fund, Phoenix Worldwide Opportunities Fund, Phoenix Equity Series Fund, Phoenix-Aberdeen Series Fund, Phoenix-Engemann Funds, Phoenix Investment Trust 97, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Separate Account MVA1.



 (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:



        Name and               Position and Offices         Position and Offices
    Principal Address            with Distributor             with Registrant
------------------------   ---------------------------   -------------------------
Michael E. Haylon          Director                      Executive Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin       Director and President        Trustee and President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

John F. Sharry             Executive Vice President,     None
56 Prospect Street         Mutual Fund Sales
P.O. Box 150480            and Operations
Hartford, CT 06115-0480

Leonard J. Saltiel          Managing Director,                Vice President
56 Prospect Street          Infrastructure
P.O. Box 150480
Hartford, CT 06115-0480

Paul A. Atkins              Senior Vice President and         None
56 Prospect Street          Sales Manager
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer            Senior Vice President,            Vice President
100 Bright Meadow Blvd.     and Chief Financial Officer
P.O. Box 2200
Enfield, CT 06083-2200

G. Jeffrey Bohne            Vice President,                   Secretary
100 Bright Meadow Blvd.     Mutual Fund
P.O. Box 2200               Customer Service
Enfield, CT 06083-2200

Eugene A. Charon            Vice President and                None
100 Bright Meadow Blvd.     Controller
P.O. Box 2200
Enfield, CT 06083-2200


                                      C-3


Nancy G. Curtiss            Vice President and Treasurer,     Treasurer
56 Prospect Street          Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480

Elizabeth R. Sadowinski     Vice President,                   None
56 Prospect Street          Administration
P.O. Box 150480
Hartford, CT 06115-0480

Thomas N. Steenburg         Vice President,                   Assistant Secretary
56 Prospect Street          Counsel and Secretary
P.O. Box 150480
Hartford, CT 06115-0480

William E. Keen, III        Assistant Vice President,         Vice President
100 Bright Meadow Blvd.     Mutual Fund Regulation
P.O. Box 1900
Enfield, CT 06083-1900


 (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


Item 30. Location of Accounts and Records
     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include herein described Series' investment advisers, Phoenix Investment Counsel, Inc. and National Securities & Research Corporation; Registrant's financial agent, transfer agent and principal underwriter, Phoenix Equity Planning Corporation; Registrant's dividend disbursing agent and custodian, State Street Bank and Trust Company. The address of the Secretary of the Trust is 101 Munson Street, Greenfield, Massachusetts 01301; the address of Phoenix Investment Counsel, Inc. and National Securities & Research Corporation is 56 Prospect Street, Hartford, Connecticut 06115; the address of Phoenix Equity Planning Corporation is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200; the address of the dividend disbursing agent is P.O. Box 8301, Boston, Massachusetts 02266-8301, Attention: Phoenix Funds, and the address of the custodian is P.O. Box 351, Boston, Massachusetts 02101.

Item 31. Management Services
     Not applicable.

Item 32. Undertakings
 (a) Not applicable.

 (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.


 (c) Registrant hereby undertakes to file a post-effective amendment using financial statements for Micro Cap Series, which need not be certified, within four to six months after shares of said Micro Cap Series are first sold.

                                   SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut on the 13th day of February, 1998.



                                        PHOENIX STRATEGIC EQUITY SERIES FUND


ATTEST: /s/ Thomas N. Steenburg          By: /s/ Philip R. McLoughlin
      -------------------------------       -----------------------------------

        Thomas N. Steenburg                  Philip R. McLoughlin

        Assistant Secretary                   President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 13th day of February, 1998.



           Signature                       Title
-------------------------------   ----------------------------
                                  Trustee
----------------------------
      Robert Chesek*
                                  Trustee
----------------------------
    E. Virgil Conway*
                                  Treasurer (principal financial
----------------------------      and accounting officer)
    Nancy G. Curtiss*
                                  Trustee
----------------------------
   Harry Dalzell-Payne*
                                  Trustee
----------------------------
   Francis E. Jeffries*
                                  Trustee
----------------------------
    Leroy Keith, Jr.*

 /s/ Philip R. McLoughlin         Trustee and President
----------------------------      (principal executive
  Philip R. McLoughlin             officer)

                                  Trustee
----------------------------
    Everett L. Morris*
                                  Trustee
----------------------------
     James M. Oates*
                                  Trustee
----------------------------
    Calvin J. Pedersen*
                                  Trustee
----------------------------
    Herbert Roth, Jr.*
                                  Trustee
----------------------------
    Richard E. Segerson*
                                  Trustee
----------------------------
  Lowell P. Weicker, Jr.*


By /s/ Philip R. McLoughlin
     --------------------------
* Philip R. McLoughlin pursuant to powers of attorney previously filed.

                                     S-1(c)